Organization and Business Operations (VIE's and Subsidiaries Amounts - Balance Sheet) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Noncontrolling Interest [Line Items]
Total current assets	$ 95,376,300	$ 114,068,458	$ 94,699,102
Total assets	139,611,044	160,245,554	165,357,149
Total liabilities current	73,468,923	94,685,545	70,927,769
Total liabilities	73,468,923	94,685,545	70,927,769
Subsidiaries and VIEs [Member]
Noncontrolling Interest [Line Items]
Total current assets		68,332,510	94,572,493
Total noncurrent assets		46,177,096	70,658,046
Total assets		114,509,606	165,230,539
Total liabilities current		101,340,678	77,475,533
Total noncurrent liabilities
Total liabilities		$ 101,340,678	$ 77,475,533